Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets
(Dollars in thousands)		2013	2012	2011
Consolidated	Net interest income	$637,374	$688,667	$700,832
	Provision for loan losses	55,000	78,000	44,000
	Noninterest income	584,577	671,329	786,011
	Noninterest expense	1,158,601	1,383,701	1,292,995
	Income/(loss) before income taxes	8,350	(101,705)	149,848
	Provision/(benefit) for income taxes	(32,169)	(85,262)	15,836
	Income/(loss) from continuing operations	40,519	(16,443)	134,012
	Income/(loss) from discontinued operations, net of tax	548	148	8,618
	Net income/(loss)	$41,067	$(16,295)	$142,630
	Average assets	$24,409,656	$25,053,304	$24,719,626
	Depreciation and amortization	$71,616	$117,972	$89,321
	Expenditures for long-lived assets	41,463	21,862	35,408

(Dollars in thousands)		2013	2012	2011
Regional Banking	Net interest income	$591,324	$605,495	$568,533
	Provision/(provision credit) for loan losses	18,460	(898)	(61,505)
	Noninterest income	247,719	253,455	267,057
	Noninterest expense	531,387	569,511	566,496
	Income/(loss) before income taxes	289,196	290,337	330,599
	Provision/(benefit) for income taxes	104,135	105,514	121,747
	Net income/(loss)	$185,061	$184,823	$208,852
	Average assets	$12,876,805	$12,657,687	$11,477,672
	Depreciation and amortization	$19,244	$24,571	$21,097
	Expenditures for long-lived assets	34,764	17,617	25,720

Capital Markets	Net interest income	$16,165	$20,735	$23,118
	Noninterest income	268,435	334,992	355,758
	Noninterest expense	232,839	263,385	321,121
	Income/(loss) before income taxes	51,761	92,342	57,755
	Provision/(benefit) for income taxes	19,451	34,890	21,901
	Net income/(loss)	$32,310	$57,452	$35,854
	Average assets	$2,255,768	$2,297,065	$2,227,912
	Depreciation and amortization	$5,528	$5,353	$5,006
	Expenditures for long-lived assets	3,987	1,851	4,581

Corporate	Net interest income/(expense)	$(43,302)	$(31,556)	$(15,048)
	Noninterest income	26,054	26,949	69,766
	Noninterest expense	75,071	99,167	102,911
	Income/(loss) before income taxes	(92,319)	(103,774)	(48,193)
	Provision/(benefit) for income taxes	(63,299)	(79,131)	(54,541)
	Net income/(loss)	$(29,020)	$(24,643)	$6,348
	Average assets	$5,191,999	$5,222,848	$5,123,526
	Depreciation and amortization	$46,140	$86,415	$59,583
	Expenditures for long-lived assets	1,050	2,327	1,126

Non-Strategic	Net interest income	$73,187	$93,993	$124,229
	Provision for loan losses	36,540	78,898	105,505
	Noninterest income	42,369	55,933	93,430
	Noninterest expense	319,304	451,638	302,467
	Income/(loss) before income taxes	(240,288)	(380,610)	(190,313)
	Provision/(benefit) for income taxes	(92,456)	(146,535)	(73,271)
	Income/(loss) from continuing operations	(147,832)	(234,075)	(117,042)
	Income/(loss) from discontinued operations, net of tax	548	148	8,618
	Net income/(loss)	$(147,284)	$(233,927)	$(108,424)
	Average assets	$4,085,084	$4,875,704	$5,890,516
	Depreciation and amortization	$704	$1,633	$3,635
	Expenditures for long-lived assets	1,662	67	3,981

Certain previously reported amounts have been reclassified to agree with current presentation.